Segment Reporting - Shedule of reconciliation of total segment gross profit (Details) - Reportable Segment [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total segment gross profit	$ 6,715	$ 7,031	$ 22,426	$ 25,712
Less: Advertising and marketing	33	17	95	80
Less: Research and development	449	1,393	3,848	5,757
Less: General and administrative	1,541	2,042	6,933	8,678
Less: Payroll and payroll taxes	3,883	3,569	13,837	12,017
Less: Professional fees	1,066	1,035	4,372	7,076
Less: Stock compensation expense	55	224	624	1,853
Less: Depreciation and amortization	133	657	2,264	2,553
Less: Restructuring charges	403	0	1,636	0
Less: Other expense, net	(1,425)	(593)	(4,800)	(40,510)
Loss before provision for income taxes	$ (2,273)	$ (2,499)	$ (25,686)	$ (52,812)